Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2016
Entity Registrant Name	dei_EntityRegistrantName	PFM Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000807878
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 03, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 03, 2016
Prospectus Date	rr_ProspectusDate	Oct. 03, 2016